Schedule of rates based on geographic region (Details)	Dec. 31, 2021
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	10.00%
Vacancy rate	0.00%
Terminal capitalization rate	7.50%
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	14.00%
Vacancy rate	54.45%
Terminal capitalization rate	8.50%